Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Property Plant and Equipment Net of Accumulated Depreciation

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation and amortization are provided for on a straight-line basis over the estimated useful lives of the related assets as follows:

Building	50 years
Land	Indefinite
Renovation	8 years
Furniture and fixtures	10 years
Motor vehicles	5 years
Electronic equipment	1 – 3 years
Machinery	5 years
Forklift	6 years

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation and amortization are provided for on a straight-line basis over the estimated useful lives of the related assets as follows:

Building	50 years
Land	Indefinite
Renovation	8 years
Furniture and fixtures	10 years
Motor vehicles	5 years
Electronic equipment	1 – 3 years
Machinery	5 years
Forklift	6 years

Schedule of Timing of Revenue Recognition

The following table presents revenue classified by timing of revenue recognition for the six months ended June 30, 2024 and 2023, respectively:

	For the six months ended
	June 30, 2023	June 30, 2024	June 30, 2024
	SGD	SGD	USD

Point in time	4,000	-	-
Over time	8,981,864	8,333,053	6,166,460
Total revenue	8,985,864	8,333,053	6,166,460

The following table presents revenue classified by timing of revenue recognition for the years ended December 31, 2022 and 2023, respectively:

	2022 SGD	2023 SGD	2023 USD
Point in time	57,618	4,701	3,479
Over time	16,766,550	21,805,616	16,136,155
Total revenue	16,824,168	21,810,317	16,139,634

Schedule of Major Revenue

The following table presents revenue by major revenue type for the six months ended June 30, 2024 and 2023, respectively:

	For the six months ended
	June 30, 2023	June 30, 2024	June 30, 2024
	SGD	SGD	USD

Revenue from construction contracts	8,981,864	8,333,053	6,166,460
Sales of construction materials	4,000	-	-
Total	8,985,864	8,333,053	6,166,460

The following table presents revenue by major revenue type for the years ended December 31, 2022 and 2023, respectively:

	2022 SGD	2023 SGD	2023 USD
Revenue from construction contracts	16,766,550	21,805,616	16,136,155
Sales of construction materials	57,618	4,701	3,479
Total	16,824,168	21,810,317	16,139,634